Changes in the Group - Acquisition of VTS (Details) - EUR (€)		12 Months Ended
	Mar. 29, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Changes in the Group
Bargain purchase gain			€ 2,992,660
Liabilities
Gain from a bargain purchase			(2,992,660)
VTS‑Touchsensor Co., Ltd
Changes in the Group
Voting rights acquired	65.00%
Share of Non controlling interests	35.00%
Transaction costs			€ 775,000	€ 512,000
Further changes		€ 0
Bargain purchase gain	€ 2,993,000
Liabilities
Gain from a bargain purchase	€ (2,993,000)